Cover	Dec. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 23, 2024
Entity Registrant Name	USANA HEALTH SCIENCES, INC.
Entity Incorporation, State or Country Code	UT
Entity File Number	001-35024
Entity Tax Identification Number	87-0500306
Entity Address, Address Line One	3838 West Parkway Boulevard
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84120
City Area Code	801
Local Phone Number	954-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	USNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000896264
Amendment Description	EXPLANATORY NOTEThis Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by USANA Health Sciences, Inc. (the “Company” or “USANA”) with the U.S. Securities and Exchange Commission (the “SEC”) for the purpose of amending and supplementing Item 9.01 of that certain Current Report on Form 8-K originally filed by the Company with the SEC on December 23, 2024 (the “Original Form 8-K”), in which the Company reported, among other things, USANA’s acquisition of a controlling interest in Hiya Health Products, LLC, a Delaware limited liability company ( “Hiya”), pursuant to an Agreement and Plan of Merger dated December 23, 2024 (the “Merger Agreement”) by and among USANA, Karate Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of USANA (“Merger Sub”), Hiya, and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative of the unitholders of Hiya. Pursuant to the Merger Agreement, Merger Sub merged with and into Hiya, with Hiya continuing as the surviving company. This Amendment amends the Original Form 8-K to provide the audited financial statements and pro forma financial information required by Item 9.01 of Form 8-K that was previously omitted from the Original Form 8-K in reliance on Item 9.01(a)(3) and Item 9.01(b)(2), respectively, of Form 8-K. This Amendment No. 1 does not amend any other item of the Original Form 8-K and all other information previously reported in or filed with the Original Form 8-K (including the other information in Item 9.01) is hereby incorporated by reference in this Amendment.